Performance Management	Oct. 31, 2025
Olstein All Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Adviser Class shares of the Fund from year to year and by showing how the average annual returns of Adviser Class shares, Class A shares, and Class C shares of the Fund over time compare to the performance of the Russell 3000® Value Index and Russell 3000® Index. The Russell 3000® Value Index and Russell 3000® Index represent broad measures of market performance. Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s Class A shares and the contingent deferred sales charge of 1.00% during the one-year period for the Class C shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.olsteinfunds.com or by calling 1-800-799‑2113.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Adviser Class shares of the Fund from year to year and by showing how the average annual returns of Adviser Class shares, Class A shares, and Class C shares of the Fund over time compare to the performance of the Russell 3000® Value Index and Russell 3000® Index.
Performance Additional Market Index [Text]	The Russell 3000® Value Index and Russell 3000® Index represent broad measures of market performance.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31(1)(2):
Bar Chart Closing [Text Block]

Best Quarter		Worst Quarter
Q2 2020	22.42%	Q1 2020	-31.42%

Year-to-Date as of September 30, 2025			4.50%

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	4.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Does Reflect Sales Loads	Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s Class A shares and the contingent deferred sales charge of 1.00% during the one-year period for the Class C shares.
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Adviser Class shares only and after-tax returns for other classes will vary to the extent they have different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes.)
Performance Table Closing [Text Block]
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown for Adviser Class shares only and after-tax returns for other classes will vary to the extent they have different expenses. Furthermore, after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	https://www.olsteinfunds.com
Performance Availability Phone [Text]	1-800-799‑2113
Olstein Strategic Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class C shares of the Fund from year to year and by showing how the average annual returns of Class C shares, Class A shares, and Adviser Class shares of the Fund over time compare to the performance of the Russell 2500TM Value Index and Russell 3000® Index. The Russell 2500TM Value Index and the Russell 3000® Index represent broad measures of market performance. Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s Class A and the contingent deferred sales charge of 1.00% during the one year period for the Class C shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.olsteinfunds.com or by calling 1-800-799‑2113.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class C shares of the Fund from year to year and by showing how the average annual returns of Class C shares, Class A shares, and Adviser Class shares of the Fund over time compare to the performance of the Russell 2500TM Value Index and Russell 3000® Index.
Performance Additional Market Index [Text]	The Russell 2500TM Value Index and the Russell 3000® Index represent broad measures of market performance.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31(1):
Bar Chart Closing [Text Block]

Best Quarter		Worst Quarter
Q 4 2020	33.76%	Q 1 2020	-37.80%

Year-to-Date as of September 30, 2025			3.13%

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	3.13%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.76%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(37.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Does Reflect Sales Loads	Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s Class A and the contingent deferred sales charge of 1.00% during the one year period for the Class C shares.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, after-tax returns are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class C shares only and after-tax returns for other classes will vary to the extent they have different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes.)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your particular tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor. After-tax returns are shown for Class C shares only and after-tax returns for other classes will vary to the extent they have different expenses. Furthermore, after-tax returns are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	https://www.olsteinfunds.com
Performance Availability Phone [Text]	1-800-799‑2113